Investment Instruments - Detail of Investment Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,598,890	$ 2,657,154
Financial instruments at amortized cost	115,658	198,923
Debt And Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,598,890	2,657,154
Financial instruments at amortized cost	115,658	198,923
Total	3,714,548	2,856,077
Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	10,676	12,357
Total	10,676	12,357
IFRS9 [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,588,214	2,644,797
Financial instruments at amortized cost	115,658	198,923
Total	3,703,872	2,843,720
IFRS9 [member] | Debt Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,588,214	2,644,797
Financial instruments at amortized cost	115,658	198,923
Total	$ 3,703,872	$ 2,843,720